Commitments and Contingency (Details) - Schedule of Operations - VIE [Member] - USD ($)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Schedule of Operations [Line Items]
Revenues	$ 1,823,568	$ 2,797,326
Net income	$ 461,348	$ 780,309